Document and Entity Information	12 Months Ended
Nov. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Jul 31, 2012
Registrant Name	ALLIANCEBERNSTEIN GLOBAL THEMATIC GROWTH FUND, INC.
Central Index Key	0000350181
Amendment Flag	false
Document Creation Date	Jun 27, 2013
Document Effective Date	Jun 27, 2013
Prospectus Date	Nov 1, 2012

THE ALLIANCEBERNSTEIN GROWTH FUNDS

-AllianceBernstein Global Thematic Growth Fund

-AllianceBernstein International Growth Fund

Supplement dated June 27, 2013 to the Summary Prospectuses and Prospectus dated November 1, 2012 of the AllianceBernstein Global Thematic Growth Fund and AllianceBernstein International Growth Fund (together the "Prospectuses").

Each of the Funds listed above is hereinafter referred to as a "Fund" or collectively, the "Funds".

*        *        *         *        *

Summary Information

The following changes will be made to the "Principal Strategies" in the Summary section of the Prospectuses for each Fund.

AllianceBernstein Global Thematic Growth Fund

The second sentence of the second paragraph is revised to read as follows:

Drawing on the global fundamental and quantitative research capabilities of the Adviser, the Adviser seeks to identify long-term secular growth trends that will affect multiple industries.

The last sentence of the third paragraph is revised to read as follows:

The Adviser normally considers a large universe of mid- to large-capitalization companies worldwide for investment.

The last sentence of the fourth paragraph is deleted.

The following is added as a principal risk under the "Principal Risks" section:

•	Focused Portfolio Risk: Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value, or NAV.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN GLOBAL THEMATIC GROWTH FUND, INC.
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
Supplement [Text Block]	abgtgfi_SupplementTextBlock

THE ALLIANCEBERNSTEIN GROWTH FUNDS

-AllianceBernstein Global Thematic Growth Fund

-AllianceBernstein International Growth Fund

Supplement dated June 27, 2013 to the Summary Prospectuses and Prospectus dated November 1, 2012 of the AllianceBernstein Global Thematic Growth Fund and AllianceBernstein International Growth Fund (together the "Prospectuses").

Each of the Funds listed above is hereinafter referred to as a "Fund" or collectively, the "Funds".

*        *        *         *        *

Summary Information

The following changes will be made to the "Principal Strategies" in the Summary section of the Prospectuses for each Fund.

AllianceBernstein Global Thematic Growth Fund

The second sentence of the second paragraph is revised to read as follows:

Drawing on the global fundamental and quantitative research capabilities of the Adviser, the Adviser seeks to identify long-term secular growth trends that will affect multiple industries.

The last sentence of the third paragraph is revised to read as follows:

The Adviser normally considers a large universe of mid- to large-capitalization companies worldwide for investment.

The last sentence of the fourth paragraph is deleted.

The following is added as a principal risk under the "Principal Risks" section:

•	Focused Portfolio Risk: Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value, or NAV.

ALLIANCEBERNSTEIN GLOBAL THEMATIC GROWTH FUND INC
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abgtgfi_SupplementTextBlock

THE ALLIANCEBERNSTEIN GROWTH FUNDS

-AllianceBernstein Global Thematic Growth Fund

-AllianceBernstein International Growth Fund

Supplement dated June 27, 2013 to the Summary Prospectuses and Prospectus dated November 1, 2012 of the AllianceBernstein Global Thematic Growth Fund and AllianceBernstein International Growth Fund (together the "Prospectuses").

Each of the Funds listed above is hereinafter referred to as a "Fund" or collectively, the "Funds".

*        *        *         *        *

Summary Information

The following changes will be made to the "Principal Strategies" in the Summary section of the Prospectuses for each Fund.

AllianceBernstein Global Thematic Growth Fund

The second sentence of the second paragraph is revised to read as follows:

Drawing on the global fundamental and quantitative research capabilities of the Adviser, the Adviser seeks to identify long-term secular growth trends that will affect multiple industries.

The last sentence of the third paragraph is revised to read as follows:

The Adviser normally considers a large universe of mid- to large-capitalization companies worldwide for investment.

The last sentence of the fourth paragraph is deleted.

The following is added as a principal risk under the "Principal Risks" section:

•	Focused Portfolio Risk: Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value, or NAV.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN GLOBAL THEMATIC GROWTH FUND, INC.
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
Document Creation Date	dei_DocumentCreationDate	Jun 27, 2013